Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2025
Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting

24 Derivative financial instruments and hedge accounting

	December 31, 2025			December 31, 2024
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on interest rate
- Interest rate swap	41	18	2	20	27	2
- Other	1		2
	42	18		20	27
Derivatives on exchange rate
- Currency swap	26	72	2	233	33	2
- Interest currency swap	5	2	2		125	2
- Outright		11	2	3	24	2
	31	85		236	182
Derivatives on commodities
- Over the counter	633	767	2	632	923	2
- Future	816	999	1	1,429	1,538	1
- Options	11	22	1	61	111	2
- Other	6		2		8	2
	1,466	1,788		2,122	2,580
	1,539	1,891		2,378	2,789
Fair value hedge derivatives
Derivatives on interest rate
- Interest rate swap	38		2	42		2
	38			42
Derivatives on exchange rate
- Outright				2		1
				2
	38			44
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	167		2	20	335	2
- Future	256	89	1	28	421	1
- Other	5	105	2
	428	194		48	756
	428	194		48	756
Options
- Other options		21	2		37	2
		21			37
Gross amount	2,005	2,106		2,470	3,582
Offsetting	(1,133)	(1,133)		(1,508)	(1,508)
Net amount	872	973		962	2,074
- current	791	827		874	1,921
- non-current	81	146		88	153

Eni is exposed to market risk, which is the risk that changes in prices of energy commodities, exchange rates and interest rates could reduce the future cash flows of highly probable future transactions or the fair value of the assets. Eni enters into financial and commodities derivatives traded on organized markets (like MTF and OTF) and into commodities derivatives traded over the counter (swaps, forward, contracts for differences and options on commodities) to reduce the market risk, currencies or interest rates and, to a limited extent in compliance with internal authorization thresholds, with speculative purposes to profit from expected market trends.

Derivatives fair values were estimated based on market quotations provided by primary info-provider or, alternatively, appropriate valuation techniques generally adopted in the marketplace.

Fair-valued non-hedging derivatives mainly comprised forward sale contracts of natural gas for physical delivery which were not entitled to the own use exemption, as well as derivatives for proprietary trading activities.

Fair-valued cash flow hedges mainly related to commodity hedges and were entered into by the Global Gas & LNG Portfolio business line to hedge variability in future cash flows associated with highly probable future trade transactions or on already contracted trades due to different indexation mechanisms of supply costs versus selling prices. A similar scheme applies to exchange rate hedging derivatives. The existence of a relationship between the hedged item and the hedging derivative is checked at inception to verify eligibility for hedge accounting by observing the offset in changes of the fair values at both the underlying commodity and the derivative. The hedging relationship is also stress-tested against the level of credit risk of the counterparty in the derivative transaction. The hedge ratio is defined consistently with the Company’s risk management objectives, under a defined risk management strategy. The hedging relationship is discontinued when it ceases to meet the qualifying criteria and the risk management objectives on the basis of which hedge accounting has initially been applied.

The effects of the measurement at fair value of cash flow hedge derivatives are given in note 26 – Equity. Information on hedged risks, the hedging policies are disclosed in note 28 – Guarantees, commitments and risks - Risk factors.

In 2025, the exposure to the exchange rate risk deriving from securities denominated in U.S. dollars included in the strategic liquidity portfolio amounting to €2,326 million was hedged by using, in a fair value hedge relationship, positive exchange differences for €262 million resulting on a portion of bonds denominated in U.S. dollars amounting to €2,010 million.

The offsetting of financial derivatives primarily related to Eni Global Energy Markets SpA and Eni Trade & Biofuels SpA.

During 2025, there were no transfers between the different hierarchy levels of fair value.

Hedging derivative instruments are disclosed below:

	December 31, 2025			December 31, 2024
(€ million)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	1,506	448	2	1,753	(524)	13
- Future	3,472	184	1	3,375	(499)	13
	4,978	632	3	5,128	(1,023)	26
Other cash flow hedge derivatives
- Other				348	(12)
				348	(12)
	4,978	632	3	5,476	(1,035)	26
Fair value hedge derivatives
Derivatives on interest rate
- Interest rate swap	1,962	(4)		1,981	42	1
	1,962	(4)		1,981	42	1
Derivatives on exchange rate
- Outright				43	2
				43	2
	1,962	(4)		2,024	44	1

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge and fair value hedge is provided below:

	December 31, 2025			December 31, 2024
(€ million)	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments	Change of the underlying item used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments
Cash flow hedge derivatives
Commodity price risk
- Planned sales	(600)	10	(233)	1,023	(850)	(123)

Other cash flow hedge derivatives
- hedged flows	(26)	24		12	(12)

	December 31, 2025			December 31, 2024
(€ million)	Nominal amount of the underlying item	Cumulative changes of the underlying item	Changes of the underlying item	Nominal amount of the underlying item	Cumulative changes of the underlying item	Changes of the underlying item
Fair value hedge derivatives
Derivatives on interest rate
- Financial liabilities	2,008	39	(5)	2,066	44	44

Derivatives on exchange rate
- Investments				43	(2)	(2)

More information is reported in note 28 — Guarantees, Commitments and Risks — Financial risks.

Effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2025	2024	2023
Net income (loss) on cash flow hedging derivatives	3	26	6
Net income (loss) on other derivatives	638	(378)	472
	641	(352)	478

Net income (loss) on cash flow hedging derivatives related to the ineffective portion of the hedging relationship on commodity derivatives was recognized through profit and loss.

Net income (loss) on other derivatives included the fair value measurement and settlement of commodity derivatives which could not be elected for hedge accounting under IFRS because they related to net exposure to commodity risk and derivatives for trading purposes and proprietary trading.

Effects recognized in finance income (loss)

(€ million)	2025	2024	2023
Derivatives on exchange rate	(86)	310	(63)
Derivatives on interest rate	6	(32)	2
	(80)	278	(61)

Net finance income from derivative financial instruments was recognized in connection with the fair value valuation of certain derivatives which lacked the formal criteria to be treated in accordance with hedge accounting under IFRS, as they were entered into for amounts equal to the net exposure to exchange rate risk and interest rate risk, and as such, they cannot be referred to specific trade or financing transactions. Exchange rate derivatives were entered into in order to manage exposures to foreign currency exchange rates arising from the pricing indexation of energy commodities.

More information is disclosed in note 36 – Transactions with related parties.